Leases - maturity of operating lease liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Maturity of operating lease liabilities under the Group's non-cancelable operating leases
2023	¥ 31,748
2024	15,464
2025	598
Total lease payment	47,810
Less: interest	1,424
Present value of operating lease liabilities	¥ 46,386	¥ 16,888